Summary of Condensed Financial Statements (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Sep. 30, 2022	Oct. 31, 2021	Sep. 30, 2021
Assets
Total assets	$ 1,917,528		$ 1,728,672
Liabilities
Total liabilities	1,806,145		1,628,854
Total net revenues	49,032		42,693
Net income available to common shareholders	17,170		14,049
Other comprehensive income (loss)	$ (4,294)		$ (4,553)
Charles Schwab Corporation [member]
Assets
Total assets		$ 797,759		$ 751,901
Liabilities
Total liabilities		746,596		680,811
Total net revenues		25,533		22,731
Net income available to common shareholders		8,014		6,267
Other comprehensive income (loss)		(31,223)		(5,676)
Total comprehensive income (loss)		$ (23,209)		$ 591